Organization and Reorganization - Summary of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 533,293		¥ 315,459		$ 83,700
Short-term Investments	0		73,022		0
Restricted cash	4,155		3,695		652
Accounts receivable, net	6,458		8,361		1,013
Prepayments and other current assets	33,604		19,371		5,273
Total current assets	577,510		419,908		90,623
Non-current assets:
Property, equipment and leasehold improvement, net	33,391		34,518		5,240
Intangible assets, net	2,245		2,929		352
Right-of-use assets, net	2,245		2,929
Other non-current assets	799		2,181		125
Total non-current assets	65,376		43,910		10,258
TOTAL ASSETS	642,886		463,818		100,881
Current liabilities:
Accounts payable	80,793		78,267		12,678
Salary and welfare payable	123,075		93,288		19,312
Short-term loans	68,999		39,508		10,827
Lease liabilities due within one year	13,929		3,709		2,186	¥ 8,300
Accrued expenses and other current liabilities	53,486		51,047		8,392
Total current liabilities	366,503		288,629		57,509
Non-current liabilities:
Lease liabilities	17,076		587		2,680	¥ 3,400
Total non-current liabilities	21,528		5,998		3,379
TOTAL LIABILITIES	388,031		294,627		$ 60,888
Net revenues	2,119,514	$ 332,598	1,502,908	¥ 1,180,597
Net loss	(127,250)	(19,969)	(82,184)	(132,957)
Net cash (used in)/generated from operating activities	(40,400)	(6,343)	39,996	(95,753)
Net cash (used in)/generated from investing activities	52,101	8,176	(94,559)	(29,370)
Net cash generated from financing activities	212,682	$ 33,374	298,046
Variable Interest Entity Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	191,549		148,979
Short-term Investments			73,022
Restricted cash	3,023		3,695
Accounts receivable, net	1		2,642
Prepayments and other current assets	20,245		13,190
Amount due from the subsidiaries of the Group	197		500
Total current assets	215,015		242,028
Non-current assets:
Property, equipment and leasehold improvement, net	28,580		34,342
Intangible assets, net	2,245		2,929
Right-of-use assets, net	9,653		3,841
Other non-current assets	799		711
Total non-current assets	41,277		41,823
TOTAL ASSETS	256,292		283,851
Current liabilities:
Accounts payable	70,639		73,986
Deferred revenue	19,118		16,226
Salary and welfare payable	116,204		88,464
Taxes payable	4,940		4,559
Short-term loans	68,999		39,508
Lease liabilities due within one year	5,767		3,542
Accrued expenses and other current liabilities	42,803		41,559
Amount due to the subsidiaries of the Group	377,331		385,583
Total current liabilities	705,801		653,427
Non-current liabilities:
Lease liabilities	4,132		587
Total non-current liabilities	4,132		587
TOTAL LIABILITIES	709,933		654,014
Net revenues	1,975,758		1,456,190	1,179,468
Net loss	(81,551)		(84,441)	(116,891)
Net cash (used in)/generated from operating activities	(17,723)		17,425	(73,015)
Net cash (used in)/generated from investing activities	52,323		(94,559)	(29,164)
Net cash generated from financing activities	7,298		187,752	38,854
Net (decrease)/increase in cash, cash equivalents and restricted cash	¥ 41,898		¥ 110,618	¥ (63,325)